EIP Growth and Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 72.5%	Shares	Value
Canada - 9.6%
Energy - 6.4%
Imperial Oil Ltd.	31,400	2,249,501
Keyera Corp.	46,190	1,303,082
Suncor Energy, Inc.	10,600	423,340
TC Energy Corp.	32,356	1,372,218
		5,348,141
Independent Power and Renewable Electricity Producers - 0.2%
Northland Power, Inc.	10,500	175,602
		$–
Utilities - 3.0%
AltaGas, Ltd.	8,701	207,465
Atco Ltd./Canada - Class I	37,570	1,165,483
Canadian Utilities Ltd. - Class A	2,310	54,092
Emera, Inc.	800	28,879
Fortis, Inc./Canada	14,950	625,006
Hydro One Ltd. (a)	12,700	398,022
		2,478,947
Total Canada		8,002,690

Denmark - 0.1%
Utilities - 0.1%
Orsted A/S - ADR (b)	5,705	113,073

France - 2.6%
Energy - 2.6%
TotalEnergies SE - ADR	32,100	2,175,738

Italy - 0.2%
Utilities - 0.2%
Enel SpA - ADR	25,094	178,167

Spain - 0.0%(c)
Independent Power and Renewable Electricity Producers - 0.0%(c)
EDP Renovaveis SA	386	5,991

United Kingdom - 3.9%
Energy - 3.6%
BP PLC - ADR	40,900	1,447,451
Shell PLC - ADR	20,800	1,522,976
		2,970,427
Energy Equipment & Services - 0.3%
TechnipFMC PLC	8,900	262,550
Total United Kingdom		3,232,977

United States - 56.1%(d)
Architectural, Engineering, and Related Services - 0.3%
Jacobs Solutions, Inc.	1,400	204,890
		$–
Construction & Engineering - 2.9%
Fluor Corp. (b)	25,400	1,221,740
Quanta Services, Inc.	4,580	1,215,440
		2,437,180
Energy - 19.0%
Cheniere Energy, Inc.	6,550	1,196,292
DT Midstream, Inc.	41,420	3,121,411
Enbridge, Inc.	22,009	823,577
EQT Corp.	12,000	414,120
Exxon Mobil Corp.	8,700	1,031,733
Kinder Morgan, Inc.	77,620	1,640,111
ONEOK, Inc.	59,505	4,958,552
Targa Resources Corp.	16,800	2,272,704
The Williams Companies, Inc.	7,609	326,730
		15,785,230
Energy Equipment & Services - 3.4%
Archrock, Inc.	18,800	389,724
Cactus, Inc. - Class A	4,200	265,104
Halliburton Co.	19,000	658,920
Helmerich & Payne, Inc.	5,300	214,226
NOV, Inc.	12,100	251,922
Schlumberger NV	21,300	1,028,577
		2,808,473
Independent Power and Renewable Electricity Producers - 3.5%
Clearway Energy, Inc. - Class A	80,760	1,989,119
The AES Corp.	10,860	193,199
Vistra Corp.	9,400	744,668
		2,926,986
Utilities - 27.0%
Alliant Energy Corp.	23,010	1,280,737
Ameren Corp.	3,200	253,664
American Electric Power Co., Inc.	18,049	1,770,968
American Water Works Co., Inc.	100	14,236
Atmos Energy Corp.	11,950	1,528,166
CenterPoint Energy, Inc.	14,190	393,772
Chesapeake Utilities Corp.	3,600	424,908
CMS Energy Corp.	12,826	831,125
Constellation Energy Corp.	2,390	453,622
Dominion Energy, Inc.	8,000	427,680
DTE Energy Co.	7,294	879,146
Duke Energy Corp.	3,990	435,987
Entergy Corp.	7,900	916,163
Essential Utilities, Inc.	14,100	573,165
Evergy, Inc.	21,910	1,270,780
Eversource Energy	13,732	891,344
IDACORP, Inc.	3,400	332,350
National Fuel Gas Co.	39,240	2,299,072
New Jersey Resources Corp.	7,100	331,925
ONE Gas, Inc.	13,115	913,197
PPL Corp.	35,400	1,052,088
Public Service Enterprise Group, Inc.	11,120	887,042
Sempra Energy	12,910	1,033,575
The Southern Co.	16,090	1,343,837
UGI Corp.	7,600	188,328
WEC Energy Group, Inc.	14,140	1,216,888
Xcel Energy, Inc.	8,774	511,349
		22,455,114
Total United States		46,617,873
TOTAL COMMON STOCKS (Cost $50,480,527)		60,326,509

MASTER LIMITED PARTNERSHIPS - 24.5%	Units	Value
United States - 24.5%
Chemicals - 1.5%
Westlake Chemical Partners, LP	52,991	1,215,084
		$–
Energy - 22.0%
Cheniere Energy Partners LP	22,325	1,175,634
Energy Transfer, LP	352,900	5,741,683
Enterprise Products Partners, LP	171,034	4,936,041
Hess Midstream LP - Class A(f)	19,360	725,613
MPLX, LP	64,100	2,744,762
Plains GP Holdings LP (f)	84,260	1,609,366
Sunoco LP	15,500	851,260
TXO Partners LP	24,700	506,597
		18,290,956
Energy Equipment & Services - 0.3%
USA Compression Partners, LP	10,400	238,576
		$–
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners, LP(f)	24,198	618,259
Total United States		20,362,875
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $14,447,913)		20,362,875

SHORT-TERM INVESTMENTS - 1.7%
	Shares
Money Market Fund — 1.7%
First American Treasury Obligations Fund - Class Z, 5.14% (e)	1,390,296	1,390,296
TOTAL SHORT-TERM INVESTMENTS (Cost $1,390,296)		1,390,296

TOTAL INVESTMENTS - 98.7% (Cost $66,318,736)		82,079,680
Other Assets in Excess of Liabilities - 1.3%		1,090,470
TOTAL NET ASSETS - 100.0%		$83,170,150

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $398,022 or 0.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e) (f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024. This security has elected to be treated as a corporation for U.S. federal income tax purposes.

EIP Growth and Income Fund
Schedule of Total Return Swap Contracts
July 31, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount(a)	Value/ Unrealized Appreciation (Depreciation)(b)
American Water Works Co., Inc.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	$38,172	$1,589
Atmos Energy Corp.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	369,740	20,615
Cheniere Energy, Inc.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	88,830	2,260
Clearway Energy, Inc. - Class A	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	196,682	14,626
DT Midstream, Inc.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	340,608	20,237
Enterprise Products Partners, LP	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	2,494,096	(24,580)
IDACORP, Inc.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	94,405	4,078
Kinder Morgan, Inc.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	59,905	3,550
New Jersey Resources Corp.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	78,765	3,778
Sempra Energy	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	621,844	31,436
The Williams Companies, Inc.	BNP Paribas Prime Brokerage, Inc.	Receive	OBFR + 0.90%	Monthly	06/17/2025	117,891	747
Total Unrealized Appreciation (Depreciation)							$78,336

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2024. The amount of $960,000 in cash was segregated with the custodian to cover the above total return swaps outstanding.

OBFR - Overnight Bank Funding Rate

(a) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(b) Amounts include $33,425 of net dividends and financing costs.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

EIP Growth and Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$60,326,509	$–	$–	$60,326,509
Master Limited Partnerships	20,362,875	–	–	20,362,875
Money Market Funds	1,390,296	–	–	1,390,296
Total Investments	$82,079,680	$–	$–	$82,079,680

Other Financial Instruments*:
Total Return Swaps	–	102,916	–	102,916
Total Other Financial Instruments	$–	$102,916	$–	$102,916

Liabilities:
Other Financial Instruments*:
Total Return Swaps	–	(24,580)	–	(24,580)
Total Other Financial Instruments	$–	$(24,580)	$–	$(24,580)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of July 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.